PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Telkomsel - Movements of pension benefit obligation (Details) Rp in Billions		12 Months Ended
	Jun. 07, 2017	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
Disclosure of defined benefit plans [line items]
Maximum percentage of surplus defined benefit plan	10
Threshold FSR	105
Pension benefit cost | Telkomsel
Disclosure of defined benefit plans [line items]
Pension benefit obligations at beginning of year		Rp (1,193)	Rp (803)
Periodic pension benefit cost		247	181
Actuarial gain (losses) recognized in OCI		584	392
Return on plan assets (excluding amount included in net interest expense)		(54)	(100)
Benefits paid by employer		(131)	(83)
Pension benefit obligations at end of year		Rp (1,839)	Rp (1,193)